Note 15 - Condensed Parent Company Financial Information (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury Stock, Shares, Acquired (in shares)	130,553	11,651	0